INCOME TAXES (Details - Components of Income Tax Expense (Benefit)) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Current:
Federal			$ 0	$ 0
State			0	0
Current Income Tax Expense (Benefit)			0	0
Deferred:
Federal			(2,626,791)	(185,045)
State			(540,796)	(19,471)
Deferred Income Tax Expense (Benefit)			(3,167,587)	(204,516)
Change in Valuation Allowance			3,167,587	204,516
Income tax provision	$ 0	$ 0	$ 0	$ 0